Summary of significant accounting policies (Details Narrative) $ in Thousands	6 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($)	Oct. 01, 2023 USD ($)
Product Information [Line Items]
Cumulative-effect adjustment to accumulated deficit					$ 2
Inventory write down
Deferred revenue	4,187			$ 6,545
Deferred revenue recognized	4,125		7,105
Entertainment expense	534		12
Advertising expense	530		12
Employee social benefits	189		$ 159
Underpayment of taxes	$ 14	¥ 100
Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Anti-dilutive effect of restricted share units | shares	5,281,133	5,281,133
Selling Consumer Products [Member]
Product Information [Line Items]
VAT rate	13.00%	13.00%
Service [Member]
Product Information [Line Items]
VAT rate	6.00%	6.00%
Transferred over Time [Member]
Product Information [Line Items]
Revenues
Transferred at Point in Time [Member]
Product Information [Line Items]
Revenues	$ 79,871		$ 48,142